UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Long Oar Global Investors, LLC

Address:  101 Park Avenue, 21st Floor
          New York, New York 10178

13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   James Davidson
Title:  Managing Member
Phone:  (212) 883-3352



Signature, Place and Date of Signing:

/s/ James Davidson             New York, New York           February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   20

Form 13F Information Table Value Total:  $125,035
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number              Name

1.            028-XXXXX              Long Oar Global Investors Master Fund, Ltd.


                                                    FORM 13F INFORMATION TABLE
                                                            December 31, 2011



COLUMN 1                        COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7      COLUMN 8

                                 TITLE                VALUE      SHRS OR  SH/ PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP     (X1000)    PRN AMT  PRN CALL   DISCRETION     MANAGERS  SOLE     SHARED   NONE
AIRGAS INC                     COM         009363102   10,462   133,987    SH         DEFINED         1        133,987
BEAM INC                       COM         073730103   10,348   202,000    SH         DEFINED         1        202,000
CATERPILLAR INC DEL            COM         149123101    2,735    30,183    SH         DEFINED         1         30,183
DELPHI AUTOMOTIVE PLC          SHS         G27823106    4,844   224,901    SH         DEFINED         1        224,901
FIRST SOLAR INC                COM         336433107    5,094   150,900    SH         DEFINED         1        150,900
GARDNER DENVER INC             COM         365558105    2,552    33,121    SH         DEFINED         1         33,121
HARLEY DAVIDSON INC            COM         412822108    6,262   161,094    SH         DEFINED         1        161,094
INTL PAPER CO                  COM         460146103    7,755   262,000    SH         DEFINED         1        262,000
INTREPID POTASH INC            COM         46121Y102    2,855   126,163    SH         DEFINED         1        126,163
JOY GLOBAL INC                 COM         481165108    7,057    94,125    SH         DEFINED         1         94,125
MOSAIC CO NEW                  COM         61945C103   11,958   237,120    SH         DEFINED         1        237,120
NIELSEN HOLDINGS N V           COM         N63218106   10,943   368,573    SH         DEFINED         1        368,573
POTASH CORP SASK INC           COM         73755L107    5,841   141,504    SH         DEFINED         1        141,504
ROCK-TENN CO                   CL A        772739207    7,671   132,946    SH         DEFINED         1        132,946
RYDER SYS INC                  COM         783549108    3,007    56,580    SH         DEFINED         1         56,580
TYCO INTERNATIONAL LTD         SHS         H89128104    5,512   118,000    SH         DEFINED         1        118,000
UNITED RENTALS INC             COM         911363109    5,473   185,209    SH         DEFINED         1        185,209
UNITED STATES STL CORP NEW     COM         912909108    7,138   269,776    SH         DEFINED         1        269,776
VEECO INSTRS INC DEL           COM         922417100    1,768    85,000    SH         DEFINED         1         85,000
WALTER ENERGY INC              COM         93317Q105    5,760    95,114    SH         DEFINED         1         95,114




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